Note 16 - FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
FAIR VALUE DISCLOSURES

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents:  The carrying amount reported in the balance sheet for cash and cash equivalents approximates its fair value because of the short-term maturity of these instruments.

Bank deposits:  The carrying amount reported in the balance sheet for bank deposits approximates its fair value because of the short-term maturity of these instruments.

Accounts receivable and accounts payable:  The carrying amounts reported in the balance sheet for accounts receivable and accounts payable approximate their fair values because of the short-term maturity of these instruments.

Related party balances:  The carrying amounts reported in the balance sheet for related party balances approximate their fair values because of the short-term maturity of these instruments.

Short-term loan: The carrying amounts of the Company’s borrowings under its short-term revolving credit arrangements approximate their fair values. The fair value of the non-interest bearing short-term loan from related parties approximates to its carrying amount as it is repayable on demand.

Foreign currency forward contracts: The fair values of foreign currency forward contracts are estimated by reference to market quotations for forward contracts with similar terms, adjusted where necessary for maturity differences. The foreign currency forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Held-to-maturity securities: Held-to-maturity securities are recorded as either short term or long term on the balance sheet, based on contractual maturity date and are stated at amortized cost. The maturity for short term held-to-maturity securities are less than one year, the estimated fair value approximated its amortized cost. The maturity for the investment in subordinated debentures is ten years and the debentures is marketable. The market yield is close to coupon rate, the fair value approximated its amortized cost as of December 31, 2012.